March 30, 2022

Summary Prospectus

Calamos International Small Cap Growth Fund

NASDAQ Symbol:    CAISX – CLASS A CCISX – CLASS C CSGIX – CLASS I CISOX – CLASS R6

Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund's prospectus, statement of additional information, reports to shareholders and other information about the Fund online at https://www.calamos.com/resources/. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated March 30, 2022 (and as each may be amended or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

Calamos International Small Cap Growth Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 15 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None	None
Other Expenses[1]	0.87%	0.87%	0.87%	0.76%
Total Annual Fund Operating Expenses	2.07%	2.82%	1.82%	1.71%
Expense Reimbursement[2]	(0.72)%	(0.72)%	(0.72)%	(0.72)%
Total Annual Fund Operating Expenses After Reimbursement	1.35%	2.10%	1.10%	0.99%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2025 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 31, 2025 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 31, 2025 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years
Class A	$606	$882
Class C	$313	$658
Class I	$112	$350
Class R6	$101	$315

ISCPRO 03/22

Calamos International Small Cap Growth Fund

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years
Class A	$606	$882
Class C	$213	$658
Class I	$112	$350
Class R6	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization, non-U.S. companies, including emerging and frontier markets. The Fund may invest up to 30% in emerging and frontier markets. The Fund will generally be invested in a minimum of five countries.

Small capitalization companies are defined as companies with a market capitalization less than or equal to that of the company with the largest market capitalization of the MSCI ACWI ex USA Small Cap Index. As of September 30, 2021, the largest market cap in the MSCI ACWI ex USA Small Cap Index was $10.9 billion and the weighted average market cap was $1.0 billion. Market capitalization is measured at the time of purchase.

Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. To determine if a country is an emerging market or frontier market country, Calamos Advisors will use the classification provided by MSCI, Inc. Foreign securities include American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. The Fund may use derivative instruments such as options and forward foreign currency contracts for hedging purposes.

In pursuing its investment objective, the Fund seeks out securities that, in the opinion of Calamos Advisors, offer some of the best opportunities for growth. Calamos Advisors typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. Calamos Advisors evaluates environmental, social and governance ("ESG") information within its fundamental research process to aid in determining investment opportunities and risks. As part of the research process, Calamos Advisors reviews ESG information and ratings from a third-party vendor as well as any additional ESG analysis and incorporates this information into Calamos Advisors' company research. Calamos Advisors also receives ESG information updates and rating changes from its third-party vendor and evaluates that information as appropriate. Calamos Advisors does not exclude an investment solely based on its ESG rating nor does Calamos Advisors target a certain average ESG rating for the portfolio. Calamos Advisors seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes. From time to time, the Fund may have significant investments in certain sectors. The Fund's sector concentrations may vary.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Calamos International Small Cap Growth Fund

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. Calamos Advisors may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small Company Risk — Small company stocks have historically been subject to greater investment risk than mid and large company stocks. The prices of small company stocks tend to be more volatile than prices of mid and large company stocks.

•  Sustainability (ESG) Policy Risk — Calamos Advisors' consideration of ESG information could cause the Fund to perform differently compared to similar funds that do not consider such information. In executing the Fund's investment strategy, Calamos Advisors will rely on ESG related data provided by third parties. There is no assurance that ESG data sources will always be available.

Calamos International Small Cap Growth Fund

Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: https://www.calamos.com/funds/mutual/. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception (March 2022)	Founder, Chairman, and Global CIO
Nick Niziolek	since Fund's inception (March 2022)	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	since Fund's inception (March 2022)	SVP, Sr. Co-Portfolio Manager
Kyle Ruge	since Fund's inception (March 2022)	VP, Associate Portfolio Manager
Paul Ryndak	since Fund's inception (March 2022)	SVP, Associate Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 6 of the prospectus.

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA
Class I: $1,000,000
Class R6: None

Minimum Additional Investment

Classes A and C: $50
Classes I and R6: None

Buying and Redeeming Class R6 Shares

Class R6 shares are available to employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. You may purchase Class R6 shares from your benefit plan record-keeper or financial intermediary or directly from the Calamos Family of Funds through the Fund's transfer agent. The purchase and redemption options identified in this prospectus are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

To Place Orders

Please contact your broker, benefit plan record-keeper, or other intermediary, or to place your order directly, contact the Fund's transfer agent, U.S. Bank Global Fund Services, toll-free at the number noted below for further instructions:
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
Phone: 800.582.6959

Transaction Policies

The Fund's shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary, depending on how the shares are held. Orders to buy and redeem shares are processed at the next net asset value (share price or "NAV") to be calculated only on days when the New York Stock Exchange is open for regular trading, except as otherwise provided herein (see the "Transaction Information — Share Price" section below for more information).

Calamos International Small Cap Growth Fund

Class I and Class R6 may not be available for purchase directly from the Fund. Please contact us at 800.582.6959 to inquire further about such availability.

Tax Information

The Fund's distributions will generally be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Any distributions from a retirement account or 401(k) plan may be taxed as ordinary income when withdrawn from such account or plan. Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Transferring Shares to Another Financial Intermediary

You may transfer existing shares of the Fund from one financial intermediary to another financial intermediary provided that the receiving financial intermediary has entered into an agreement with the Fund's Distributor. Certain shareholder services may not be available for the transferred shares and all future trading of these shares must be coordinated by the receiving firm. Before requesting a transfer of shares, existing shareholders should first contact the receiving financial intermediary to determine which share classes are available at that financial intermediary and what services are available to any transferred shares.

If you hold shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com
811-05433